Leases Expenses Incurred for Leases (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Expense	$ 110	$ 104	$ 94